Accounts Receivable, Net	9 Months Ended	12 Months Ended
	Sep. 27, 2020	Dec. 29, 2019
Receivables [Abstract]
Accounts Receivable, Net

5. Accounts Receivable

Accounts receivable, net was $17,551 and $16,108 as of September 27, 2020 and December 29, 2019, respectively.

As of September 27, 2020 and December 29, 2019, the Company recorded an allowance for doubtful accounts of $241 and $304, respectively. Changes in the allowance for doubtful accounts were as follows:

Allowance for doubtful accounts
As of December 29, 2019	$(304)
Provisions Charged to Operating Results	—
Account Write-off and Recoveries	116
As of March 29, 2020	(188)
Provisions Charged to Operating Results	—
Account Write-off and Recoveries	34
As of June 28, 2020	(154)
Provisions Charged to Operating Results	(152)
Account Write-off and Recoveries	65
As of September 27, 2020	$(241)

6. Accounts Receivable, Net

Accounts receivable, net was $10,236 and $16,108 at December 30, 2018 and December 29, 2019, respectively. As of December 30, 2018 and December 29, 2019, the company recorded an allowance for doubtful accounts of $0 and $304, respectively.

Changes in the allowance for doubtful accounts were as follows:

	Balance as of December 31, 2017	Provisions Charged to Operating Results	Account Write-off	Balance as of December 30, 2018
Allowance for doubtful accounts	$(23)	$—	$23	$—

	Balance as of December 30, 2018	Provisions Charged to Operating Results	Account Write-off and Recoveries	Balance as of December 29, 2019
Allowance for doubtful accounts	$—	$(304)	$—	$(304)